Document and Entity Information	Mar. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2023
Entity File Number	001-40327
Entity Registrant Name	TCV ACQUISITION CORP.
Entity Central Index Key	0001845580
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1580306
Entity Address, Address Line One	250 Middlefield Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	614-8200
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	TCVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false